Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated March 10, 2022 to the Prospectus dated December 3, 2021 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Share Class	Par Up Rate* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	79.17%	78.38%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Share Class	Par Up Rate* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	72.73%	72.01%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	50%	49.75%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

3.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Share Class	Spread (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.86%	2.85%

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

4.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Share Class	Par Up Rate* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	60.87%	60.26%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period, which is then reduced by the Fund’s total net expenses.

Share Class	Floor (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

5.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Share Class	Cumulative Index Cap* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	15.40%	14.25%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

6.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Share Class	Cumulative Index Cap* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	15.41%	14.26%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

7.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

	Cumulative Index Cap* (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	14.94%	13.8%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer (As of March 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Investors should retain this supplement for future reference.